Investment Strategy	Jan. 27, 2026
Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in plus borrowings for investment purposes in the constituents of the Index. Any total return swap in which the Fund invests will match the value of the securities in the Index as if the Fund had directly purchased the securities in the Index.

The rules-based Index is comprised of constituents that are a blend of allocations to two asset classes: unaffiliated U.S. high yield corporate bond (or “junk bond”) exchange-traded funds (“ETFs”) and unaffiliated U.S. 3-7 year Treasury ETFs. The Index also includes a stop loss mechanism on the U.S. 3-7 year Treasury ETFs that allows the Index to invest in U.S. T-bill ETFs.

The Adviser sponsors and creates the Index and Solactive, A.G. (the “Index Provider”), who has contracted with the Adviser, calculates and publishes the Index. The Index’s approximately four constituents are weighted using a model that determines allocations to U.S. high yield corporate bond ETFs and U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs when the Index is rebalanced, which can occur daily. At any given time, U.S. high yield corporate bond ETFs (of any maturity or duration) make up 20%, 40%, 60%, 80% or 100% of the Index with the remainder in U.S. 3-7 year Treasury ETFs or U.S. T-bill ETFs.

The model has two steps: determining an allocation to U.S. high yield corporate bond ETFs and rounding that allocation to optimize for lower transaction costs. The first step of the model determines a recommended allocation to U.S. high yield corporate bond ETFs by evaluating:(i) ratios of the current market price of a chosen U.S. high yield corporate bond ETF divided by its moving average price (i.e., the average price of the ETF over a recent time period, adjusted for dividends) over different time periods and; (ii) the historical momentum returns of U.S. high yield corporate bond ETFs for the same periods. The model gives 75% weight to the moving average price signals and 25% weight to the historical momentum signals and uses a mathematical formula to determine a recommended allocation to U.S. high yield corporate bond ETFs. The formula yields a number less than to determine the allocation to U.S. high yield corporate bond ETFs.

The second step of the quantitative model rounds this allocation to the nearest 20% increment (i.e., 20%, 40%, 60%, 80% or 100%), but only adjusts the final allocation to U.S. high yield corporate bond ETFs to move by 20% increments day-over-day (i.e., 20% to 40%, 40% to 60%, but not 20% to 60%). No adjustment is made if the rounded allocation from the second model varies by more than 5% from the recommended allocation of the first model.

The Fund generally replicates the Index, but follows an active management strategy and may decline to follow the Index when, in the Adviser’s judgment, it would be advantageous to do so. For example, the Fund may deviate from the Index if the Adviser believes that shifts in the model’s recommended allocations are only temporary, or if the Adviser determines that specific securities are mispriced and identifies U.S. high yield corporate bond ETFs or U.S. 3-7 year Treasury ETFs that the Adviser perceives to have the potential to provide better returns than the Index’s constituents.

Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser actively manages the Fund’s portfolio by using a quantitative, model-based approach to security selection. Under normal market circumstances, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in common stocks and American Depositary Receipts (“ADRs”). The Fund holds at least 50 U.S. listed stocks or American Depository Receipts (“ADRs”). The stocks selected are among the highest-ranking stocks as determined by quantitative models.

The quantitative approach uses results from the Counterpoint Machine Learning Model™ to rank stocks of U.S. domiciled companies and ADRs of any market capitalization. Machine learning is a type of artificial intelligence (“A.I.”) that finds relationships between variables and outcomes, and uncovers interactions between multiple variables. The Fund’s models use over 40 variables as inputs. These variables revolve around themes of value, long-term reversal, stock price momentum, company profitability, investor sentiment toward the company, and stock price stability.

If the Adviser’s research indicates that a specific combination of variables would have improved the accuracy of the model’s predictions, then the Adviser will use that combination of variables going forward if supported by economic reasons and/or investor behavioral biases.

The models use these variables and identify generalized relationships between historic realized stock returns and the values of those variables. The learned relationship between the input variables and the realized historic returns is updated between portfolio rebalances, allowing the models to adjust to changing market conditions. The models rank the stocks based on their expected future performance. At least every quarter, the Adviser rebalances the portfolio based on the stocks’ current rankings. The Adviser adjusts the output from the model to limit the maximum exposure to any one sector to 35% or less of the Fund’s net assets. The Fund will not invest more than 25% of its net assets in any one industry or group of industries within a sector.